Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Inventories

	2018	2017
Educational content	8,335	8,494
Educational content in progress (a)	6,205	10,060
Consumables and supplies	286	33
Inventories held by third parties	305	233

	15,131	18,820

(a)

Costs being incurred to develop educational content. These costs include incurred personnel costs and third parties’ services for editing educational content and related activities (graphic design, editing, proofreading and layout, among others). Educational content is presented net of inventory reserve. The movement in the inventory reserve for the years ended December 31, 2018, 2017 and 2016 was as follows:

Summary of Movement in Inventory Reserve

Balance at December 31, 2015	(929)
Increase in inventory reserve	(4,533)
Write-off of inventories against reserve	4,389

Balance at December 31, 2016	(1,073)

Increase in inventory reserve	(4,481)
Write-off of inventories against reserve	3,507

Balance at December 31, 2017	(2,047)

Increase in inventory reserve	(7,252)
Write-off of inventories against reserve	4,896

Balance at December 31, 2018	(4,403)